CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Accumulated Other Comprehensive (Loss)/Income	Accumulated Deficit	Treasury stock	Non-controlling Interests	Total
Balance, Beginning at Dec. 31, 2022	¥ 1		¥ 5,278	¥ (51,910)	¥ (4,024,102)		¥ 4,238	¥ (4,066,495)
Balance, Beginning (Shares) at Dec. 31, 2022	1,218,621,800
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)
Net loss					(304,507)		(393)	(304,900)
Foreign currency translation adjustments				26,756				26,756
Share-based compensation - vesting of share-based awards		¥ 34,840						34,840
Accretion on convertible redeemable preferred shares to redemption value		(80,428)			(579,642)			(660,070)
Change on repurchase premium related to Shanghai Kunjun Material Technology Co.,Ltd					193			193
Extinguishment of Series F convertible redeemable preferred shares		272,426						272,426
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost		340,732						340,732
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost (Shares)	140,000,000
Automatic conversion of convertible preferred shares into ordinary shares upon IPO	¥ 3	7,570,414						7,570,417
Automatic conversion of convertible preferred shares into ordinary shares upon IPO (Shares)	4,262,869,164
Repurchase of non-controlling interests		1,365					¥ (3,845)	(2,480)
Appropriation to statutory reserve			735		(735)
Balance, Ending at Dec. 31, 2023	¥ 4	8,139,349	6,013	(25,154)	(4,908,793)			3,211,419
Balance, Ending (Shares) at Dec. 31, 2023	5,621,490,964
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)
Net loss					(268,043)			(268,043)
Foreign currency translation adjustments				29,918				29,918
Share-based compensation - vesting of share-based awards		108,576						108,576
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost		46,122						46,122
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost (Shares)	15,925,000
Exercise of share options		11,257						¥ 11,257
Exercise of share options (Shares)	21,536,830							21,537,574
Repurchase of ordinary shares						¥ (40,758)		¥ (40,758)
Repurchase of ordinary shares (shares)						(57,092,175)
Appropriation to statutory reserve			290		(290)
Balance, Ending at Dec. 31, 2024	¥ 4	8,305,304	6,303	4,764	(5,177,126)	¥ (40,758)		¥ 3,098,491
Balance, Ending (Shares) at Dec. 31, 2024	5,658,952,794							5,601,860,619
Treasury stock ending (Shares) at Dec. 31, 2024						(57,092,175)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)
Net loss					(139,742)			¥ (139,742)
Foreign currency translation adjustments				(42,052)				(42,052)
Share-based compensation - vesting of share-based awards		53,817						53,817
Exercise of share options		11,820						¥ 11,820
Exercise of share options (Shares)	23,404,920							23,404,920
Repurchase of ordinary shares						¥ (41,001)		¥ (41,001)
Repurchase of ordinary shares (shares)						(61,737,103)
Appropriation to statutory reserve			263		(263)
Balance, Ending at Dec. 31, 2025	¥ 4	¥ 8,370,941	¥ 6,566	¥ (37,288)	¥ (5,317,131)	¥ (81,759)		¥ 2,941,333
Balance, Ending (Shares) at Dec. 31, 2025	5,682,357,714							5,563,528,436
Treasury stock ending (Shares) at Dec. 31, 2025						(118,829,278)